Financial Instruments - Summary of Consolidated Financial Ratios (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Leverage ratio	3.85	4.22	5.21
Coverage ratio	3.46	3.18	2.61
Less than or Equal to 6.00 Ratio [member]
Disclosure of detailed information about financial instruments [line items]
Leverage ratio		6.00	6.00
Greater than or Equal to 1.85 Ratio [member]
Disclosure of detailed information about financial instruments [line items]
Coverage ratio		1.85	1.85
Less than or Equal to 5.25 Ratio [Member]
Disclosure of detailed information about financial instruments [line items]
Leverage ratio	5.25
Greater than or Equal to 2.50 [member]
Disclosure of detailed information about financial instruments [line items]
Coverage ratio	2.50